UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09687

                 AllianceBernstein Disciplined Value Fund, Inc.
               (Exact name of registrant as specified in charter)

                     1345 Avenue of the Americas, New York,
                      New York 10105 (Address of principal
                          executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2004

                     Date of reporting period: May 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


[LOGO] AllianceBernstein(SM)
Investment Research and Management


AllianceBernstein Disciplined Value Fund

                                 Large-Cap Value

                                                Semi-Annual Report--May 31, 2004

     Investment Products Offered
===================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
===================================

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

July 12, 2004


Semi-Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Disciplined Value Fund (the "Fund") for the semi-annual reporting period ended May 31, 2004.

Investment Objective and Policies
This open-end fund invests primarily in the equity securities of U.S. companies that Alliance believes are undervalued. The Fund's investment objective is long-term growth of capital through the application of a disciplined value-oriented investment process. The Fund expects, under normal circumstances, to invest primarily in equity securities of about 75 U.S. companies. The Fund may also invest up to 15% of its total assets in non-U.S. companies.

Investment Results
The following table provides performance data for the Fund and its benchmark, the Russell 1000 Value Index, for the six- and 12-month periods ended May 31, 2004. Also included in the table are returns for the Fund's peer group, as represented by the Lipper Multi-Cap Value Funds Average (the "Lipper Average"). Funds in the Lipper Average have generally similar investment objectives to the Fund, although some may have different investment policies and sales and management fees.


--------------------------------------------------------------------------------

   INVESTMENT RESULTS*
   Periods Ended May 31, 2004

                                                  ==============================
                                                             Returns
                                                  ==============================
                                                  6 Months             12 Months
--------------------------------------------------------------------------------
   AllianceBernstein
   Disciplined
   Value Fund
     Class A                                        7.99%               16.88%
--------------------------------------------------------------------------------
     Class B                                        7.59%               16.03%
--------------------------------------------------------------------------------
     Class C                                        7.59%               16.04%
--------------------------------------------------------------------------------
   Russell 1000
   Value Index                                      7.80%               19.82%
--------------------------------------------------------------------------------
   Lipper
   Multi-Cap
   Value Funds
   Average                                          7.06%               20.08%
--------------------------------------------------------------------------------

 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Class R shares will vary due to different expenses associated with this class. Past performance is no guarantee of future results.

   The unmanaged Russell 1000 Value Index does not reflect fees and expenses associated with the active management of a mutual fund


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 1
   portfolio. The Index contains those securities in the Russell 1000 Index with a less-than-average growth orientation. The Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. For the six- and 12-month periods ended May 31, 2004, the Lipper Multi-Cap Value Funds Average consisted of 501 and 469 funds, respectively. Funds in the Lipper Average have generally similar investment objectives to AllianceBernstein Disciplined Value Fund, although some may have different investment policies and sales and management fees. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including AllianceBernstein Disciplined Value Fund.

   Additional investment results appear on pages 5-7.
--------------------------------------------------------------------------------



The Fund's Class A shares modestly outperformed the Fund's primary style benchmark, the Russell 1000 Value Index, during the six-month period ended May 31, 2004, appreciating 7.99% versus 7.80% for the benchmark. The Fund also outperformed its peer group, as represented by the Lipper Average, over the six-month reporting period ended May 31, 2004.

The Fund's modest outperformance versus its benchmark during the reporting period was due primarily to stock selection. Sector selection modestly detracted from the Fund's performance. Importantly, shareholders should know that we think of sector selection as a residual of our stock-focused investment process. Over time, the Fund should earn little or no relative performance premium versus our style benchmark because of sector selection. Rather, specific stocks should typically have a greater impact on the Fund's performance. During the period under review, health care and energy investments within the Fund's portfolio were generally strong individual stock performers. Detractors from performance tended to be later economic cycle beneficiaries within the Fund's portfolio, including media companies and railroads.

Over the 12-month period ended May 31, 2004, the Fund's Class A shares underperformed the Fund's benchmark, appreciating 16.88% versus 19.82% for the Russell 1000 Value Index. The Fund also underperformed the Lipper Average during the same timeframe. During this period, many of the Fund's health care and consumer company investments were particularly strong individual stock performers. However, the negative relative performance offsets proved to be quite large and were concentrated primarily in our media and railroad investments. We believe that as the economic recovery continues to expand, corporations will become more inclined to spend some of the large sums of liquidity sitting on their balance sheets on their brand positioning, thereby benefiting many of our media investments.

Market Review and Investment Strategy
The U.S. Federal Reserve signaled in January 2004 that as the economy continues to recover, they will be far less likely to maintain short-term interest rates at current low levels. As a result, monetary policy appears destined to become less accommodating,


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND and investors may appear to be reassessing their forecasts of interest rates, inflation, and earnings--some of the key fundamental drivers of current and future stock prices. Additionally, as geopolitical tides have become more uncertain in recent months, investors might become less convicted about the future than they were at the end of 2003. Against this backdrop, price volatility seems likely to increase.

Fortunately, our relative value investment process has steered us in the direction of owning very large companies in very profitable businesses over the course of the last year. Many of these companies were poor relative performers during 2003. In many cases, their underperformance contributed to our perception of these companies having become value investment candidates. Owning large, high quality companies that are selling at low relative valuations is a position we are advocating in the current market.

The securities we buy and sell for the Fund are selected within the framework of our value investment process. Our investment process begins by systematically comparing the relationship of a company's securities valuation to its forecast fundamental performance. The attractiveness of each security is then summarized by ranking stocks based on relative valuation and relative earnings estimate revision factors. If a stock is ranked high, it is considered for inclusion in the Fund's portfolio. We believe these factors provide a useful summary of relative stock price attractiveness based on our traditional fundamental research activities and provide a solid foundation for our investment decisions.

While our definition of value is constant, our perception of value will depend on how the overall equity market is trading off the importance between the moving parts of our stock valuation ranking system. In other words, as the market shifts, we reevaluate a stock's relative valuation, relative earnings and relative price to determine if that stock still meets our definition of an attractive value investment. As we shift the Fund's portfolio in response to our ranking system's perception of value, we expect the Fund's characteristics to fairly consistently capture a very attractive relationship between portfolio valuation and prospective earnings growth.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 3

PORTFOLIO SUMMARY
May 31, 2004 (unaudited)

INCEPTION DATES
Class A Shares
12/22/99
Class B Shares
12/22/99
Class C Shares
12/22/99

PORTFOLIO STATISTICS
Net Assets ($mil): $533.9



SECTOR BREAKDOWN*
  22.6% Finance
  21.6% Health Care
  20.5% Consumer Services
  10.1% Consumer Staples
   8.9% Technology                      [PIE GRAPH OMITTED]
   4.8% Capital Goods
   4.1% Transportation
   2.3% Energy
   1.6% Consumer Manufacturing
   0.9% Basic Industry

   2.6% Short-Term



* The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

INVESTMENT RESULTS


CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF MAY 31, 2004
--------------------------------------------------------------------------------
                                NAV Returns               SEC Returns
                    1 Year         16.88%                    11.95%
          Since Inception*          8.60%                     7.56%

CLASS A SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2004)
--------------------------------------------------------------------------------

                                                          SEC Returns
                    1 Year                                   13.49%
          Since Inception*                                    7.64%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class A shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund can invest in small- to mid-capitalization companies. These investments may be more volatile than investments in large-capitalization companies. The Fund may at times be concentrated in a particular sector or industry group and, therefore, may be subject to greater risk. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* Inception Date: 12/22/99.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 5

INVESTMENT RESULTS


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF MAY 31, 2004
--------------------------------------------------------------------------------

                                NAV Returns               SEC Returns
                    1 Year         16.03%                    12.03%
          Since Inception*          7.86%                     7.86%

CLASS B SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2004)
--------------------------------------------------------------------------------

                                                          SEC Returns
                    1 Year                                   13.62%
          Since Inception*                                    7.92%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class B shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund can invest in small- to mid-capitalization companies. These investments may be more volatile than investments in large-capitalization companies. The Fund may at times be concentrated in a particular sector or industry group and, therefore, may be subject to greater risk. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* Inception Date: 12/22/99.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

INVESTMENT RESULTS


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF MAY 31, 2004
--------------------------------------------------------------------------------

                                NAV Returns               SEC Returns
                    1 Year         16.04%                    15.04%
          Since Inception*          7.84%                     7.84%

CLASS C SHARE SEC AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2004)
--------------------------------------------------------------------------------

                                                          SEC Returns
                    1 Year                                   16.63%
          Since Inception*                                    7.90%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds). Returns are for Class C shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1). Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund can invest in small- to mid-capitalization companies. These investments may be more volatile than investments in large-capitalization companies. The Fund may at times be concentrated in a particular sector or industry group and, therefore, may be subject to greater risk. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


* Inception Date: 12/22/99.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 7

TEN LARGEST HOLDINGS
May 31, 2004 (unaudited)

                                                                   Percent of
Company                                  U.S. $ Value              Net Assets
--------------------------------------------------------------------------------
Microsoft Corp.                          $ 22,397,500                 4.2%
--------------------------------------------------------------------------------
Bank of America Corp.                      22,029,450                 4.1
--------------------------------------------------------------------------------
Time Warner, Inc.                          21,300,000                 4.0
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.         20,842,500                 3.9
--------------------------------------------------------------------------------
Viacom, Inc. Cl.B                          20,289,500                 3.8
--------------------------------------------------------------------------------
General Electric Co.                       15,560,000                 2.9
--------------------------------------------------------------------------------
Bank One Corp.                             14,535,000                 2.7
--------------------------------------------------------------------------------
The Home Depot, Inc.                       14,368,000                 2.7
--------------------------------------------------------------------------------
Citigroup, Inc.                            13,929,000                 2.6
--------------------------------------------------------------------------------
Pfizer, Inc.                               13,605,900                 2.6
--------------------------------------------------------------------------------
                                         $178,856,850                33.5%


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

PORTFOLIO OF INVESTMENTS
May 31, 2004 (unaudited)

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-97.3%

Finance-22.6%
Banking - Regional-7.5%
Bank of America Corp. ........................          265,000     $ 22,029,450
Bank One Corp. ...............................          300,000       14,535,000
Fifth Third Bancorp ..........................           65,000        3,528,850
                                                                    ------------
                                                                      40,093,300
                                                                    ------------
Brokerage & Money Management-2.7%
Lehman Brothers Holdings, Inc. ...............           60,000        4,539,000
Merrill Lynch & Co., Inc. ....................           85,000        4,828,000
Morgan Stanley ...............................           90,000        4,815,900
                                                                    ------------
                                                                      14,182,900
                                                                    ------------
Insurance-9.2%
ACE, Ltd. (Bermuda) ..........................          275,000       11,324,500
American International Group .................          125,000        9,162,500
Axis Capital Holdings, Ltd. (Bermuda) ........          440,000       12,298,000
The Allstate Corp. ...........................          160,000        7,036,800
XL Capital, Ltd. Cl.A ........................          125,000        9,331,250
                                                                    ------------
                                                                      49,153,050
                                                                    ------------
Mortgage Banking-0.6%
Popular, Inc. (Puerto Rico) ..................           75,000        3,240,000
                                                                    ------------
Miscellaneous-2.6%
Citigroup, Inc. ..............................          300,000       13,929,000
                                                                    ------------
                                                                     120,598,250
                                                                    ------------
Health Care-21.6%
Biotechnology-1.5%
Applera Corp.-Applied Biosystems Group .......          425,000        8,236,500
                                                                    ------------
Drugs-7.5%
Forest Laboratories, Inc.(a) .................          210,000       13,311,900
Merck & Co., Inc. ............................           90,000        4,257,000
Pfizer, Inc. .................................          385,000       13,605,900
Wyeth ........................................          250,000        9,000,000
                                                                    ------------
                                                                      40,174,800
                                                                    ------------
Medical Products-3.4%
Abbott Laboratories ..........................          100,000        4,121,000
Alcon, Inc. (Switzerland) ....................           10,100          792,446
Boston Scientific Corp.(a) ...................          300,000       13,290,000
                                                                    ------------
                                                                      18,203,446
                                                                    ------------


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 9

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

Medical Services-9.2%
Anthem, Inc.(a) ..............................          100,000     $  8,853,000
Caremark Rx, Inc.(a) .........................          125,000        3,900,000
HCA Healthcare Corp. .........................          100,000        3,883,000
Health Management Associates, Inc. Cl.A ......          600,000       13,194,000
UnitedHealth Group, Inc. .....................          155,000       10,113,750
WellPoint Health Networks, Inc.(a) ...........           80,000        8,923,200
                                                                    ------------
                                                                      48,866,950
                                                                    ------------
                                                                     115,481,696
                                                                    ------------
Consumer Services-20.5%
Broadcasting & Cable-15.1%
Clear Channel Communications, Inc. ...........          525,000       20,842,500
Comcast Corp. Cl.A(a) ........................          350,000       10,132,500
Time Warner, Inc.(a) .........................        1,250,000       21,300,000
Viacom, Inc. Cl.B ............................          550,000       20,289,500
Westwood One, Inc.(a) ........................          300,000        8,139,000
                                                                    ------------
                                                                      80,703,500
                                                                    ------------
Retail - General Merchandise-5.4%
Bed Bath & Beyond, Inc.(a) ...................          125,000        4,656,250
Lowe's Cos., Inc. ............................          180,000        9,642,600
The Home Depot, Inc. .........................          400,000       14,368,000
                                                                    ------------
                                                                      28,666,850
                                                                    ------------
                                                                     109,370,350
                                                                    ------------
Consumer Staples-10.1%
Alcohol-1.8%
Diageo Plc (ADR) (United Kingdom) ............          175,000        9,432,500
                                                                    ------------

Beverages-0.9%
The Coca-Cola Co. ............................           90,000        4,621,500
                                                                    ------------

Cosmetics-1.6%
Avon Products, Inc. ..........................          100,000        8,866,000
                                                                    ------------

Household Products-1.4%
The Procter & Gamble Co. .....................           70,000        7,547,400
                                                                    ------------

Tobacco-4.4%
Altria Group, Inc. ...........................          250,000       11,992,500
Loews Corp.-Carolina Group ...................          500,000       11,345,000
                                                                    ------------
                                                                      23,337,500
                                                                    ------------
                                                                      53,804,900
                                                                    ------------
Technology-8.9%
Computer Hardware/Storage-0.8%
EMC Corp.(a) .................................          400,000        4,496,000
                                                                    ------------

Computer Services-1.6%
Fiserv, Inc.(a) ..............................          225,000        8,509,500
                                                                    ------------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------

Computer Software-5.1%
Microsoft Corp. ..............................          850,000      $22,397,500
VERITAS Software Corp.(a) ....................          175,000        4,655,000
                                                                     -----------
                                                                      27,052,500
                                                                     -----------
Semi-Conductor Capital Equipment-0.7%
Applied Materials, Inc.(a) ...................          200,000        3,992,000
                                                                     -----------
Miscellaneous-0.7%
Molex, Inc. Cl.A .............................          142,400        3,582,784
                                                                     -----------
                                                                      47,632,784
                                                                     -----------
Capital Goods-4.7%
Machinery-1.8%
Ingersoll-Rand Co. Cl.A (Bermuda) ............          150,000        9,795,000
                                                                     -----------
Miscellaneous-2.9%
General Electric Co. .........................          500,000       15,560,000
                                                                     -----------
                                                                      25,355,000
                                                                     -----------
Transportation-4.1%
Railroad-4.1%
Burlington Northern Santa Fe Corp. ...........          400,000       13,176,000
Union Pacific Corp. ..........................          150,000        8,748,000
                                                                     -----------
                                                                      21,924,000
                                                                     -----------
Energy-2.3%
Oil Service-1.6%
EnCana Corp. (Canada) ........................          100,000        3,935,000
Nabors Industries, Ltd. (Barbados)(a) ........          107,100        4,433,940
                                                                     -----------
                                                                       8,368,940
                                                                     -----------
Miscellaneous-0.7%
ConocoPhillips ...............................           50,000        3,666,500
                                                                     -----------
                                                                      12,035,440
                                                                     -----------
Consumer Manufacturing-1.6%
Building & Related-1.6%
American Standard Cos., Inc.(a) ..............          225,000        8,442,000
                                                                     -----------

Basic Industry-0.9%
Chemicals-0.9%
Air Products & Chemicals, Inc. ...............          100,000        4,997,000
                                                                     -----------

Total Common Stocks
   (cost $484,280,694) .......................                       519,641,420
                                                                     -----------


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 11

                                               Principal
                                                  Amount
                                                   (000)      U.S. $ Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT-2.7%
Time Deposit-2.7%
State Street Euro Dollar
   0.50%, 6/01/04
   (cost $14,055,000).......................    $14,055      $ 14,055,000
                                                             ------------
Total Investments-100.0%
   (cost $498,335,694) .....................                  533,696,420
Other assets less liabilities-0.0% .........                      197,656
                                                             ------------

Net Assets-100% ............................                 $533,894,076



(a) Non-income producing security.
    Glossary:
    ADR - American Depositary Receipt
    See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

STATEMENT OF ASSETS & LIABILITIES
May 31, 2004 (unaudited)

Assets
Investments in securities, at value
   (cost $498,335,694)..................................   $   533,696,420
Cash....................................................               799
Receivable for investment securities sold...............         3,536,660
Receivable for capital stock sold.......................         1,259,539
Dividends and interest receivable.......................           584,080
                                                           ---------------
Total assets............................................       539,077,498
                                                           ---------------
Liabilities
Payable for investment securities purchased.............         3,855,117
Payable for capital stock redeemed......................           671,301
Distribution fee payable................................           314,177
Advisory fee payable....................................           245,454
Accrued expenses and other liabilities..................            97,373
                                                           ---------------
Total liabilities.......................................         5,183,422
                                                           ---------------
Net Assets..............................................   $   533,894,076
                                                           ===============
Composition of Net Assets
Capital stock, at par...................................   $        37,922
Additional paid-in capital..............................       493,311,875
Accumulated net investment loss.........................          (560,828)
Accumulated net realized gain on investment
   transactions.........................................         5,744,381
Net unrealized appreciation of investments..............        35,360,726
                                                           ---------------
                                                           $   533,894,076
                                                           ===============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($226,998,919/15,839,834 shares of capital stock
   issued and outstanding)..............................               $14.33
Sales charge--4.25% of public offering price............                  .64
                                                                       ------
Maximum offering price..................................               $14.97
                                                                       ======
Class B Shares
Net asset value and offering price per share
   ($216,591,217/15,581,302 shares of capital stock
   issued and outstanding)..............................               $13.90
                                                                       ======
Class C Shares
Net asset value and offering price per share
   ($90,284,522/6,499,555 shares of capital stock
   issued and outstanding)..............................               $13.89
                                                                       ======
Class R Shares
Net asset value, redemption and offering price per share
   ($19,418/1,356 shares of capital stock
   issued and outstanding)..............................               $14.32
                                                                       ======


See notes to financial statements.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 13

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2004 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $5,475).................  $     3,363,989
Interest...............................           73,986   $     3,437,975
                                         ---------------
Expenses
Advisory fee...........................        1,886,903
Distribution fee--Class A..............          310,425
Distribution fee--Class B..............        1,055,194
Distribution fee--Class C..............          425,863
Distribution fee--Class R..............               31
Transfer agency........................          471,306
Custodian..............................           81,086
Printing...............................           58,101
Administrative.........................           53,000
Audit and legal........................           51,257
Registration...........................           47,163
Directors' fees........................           10,000
Miscellaneous..........................           11,435
                                         ---------------
Total expenses.........................        4,461,764
Less: expenses waived and reimbursed
   by the Adviser and the Transfer Agent
   (see Note B)........................         (462,938)
Less: expense offset arrangement
   (see Note B)........................              (23)
                                         ---------------
Net expenses...........................                          3,998,803
                                                           ---------------
Net investment loss....................                           (560,828)
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain on investment
   transactions........................                         37,360,343
Net change in unrealized
   appreciation/depreciation
   of investments......................                         (4,549,299)
                                                           ---------------
Net gain on investment transactions....                         32,811,044
                                                           ---------------
Net Increase in Net Assets
   from Operations.....................                    $    32,250,216
                                                           ===============


See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS


                                         Six Months Ended    Year Ended
                                           May 31, 2004     November 30,
                                            (unaudited)        2003
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss....................  $      (560,828)  $    (1,681,751)
Net realized gain on investment
   transactions........................       37,360,343        25,332,701
Net change in unrealized
   appreciation/depreciation
   of investments......................       (4,549,299)       31,818,043
                                         ---------------   ---------------
Net increase in net assets
   from operations.....................       32,250,216        55,468,993
Capital Stock Transactions
Net increase...........................       84,018,030       137,965,787
                                         ---------------   ---------------
Total increase.........................      116,268,246       193,434,780
Net Assets
Beginning of period....................      417,625,830       224,191,050
                                         ---------------   ---------------
End of period (including
   accumulated net investment loss
   of ($560,828) and $0,
   respectively).......................  $   533,894,076   $   417,625,830
                                         ===============   ===============


See notes to financial statements.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 15

NOTES TO FINANCIAL STATEMENTS
May 31, 2004 (unaudited)

NOTE A
Significant Accounting Policies
AllianceBernstein Disciplined Value Fund, Inc. (the "Fund"), organized as a Maryland corporation on July 6, 1999, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Class R shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 17

3. Taxes
It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to share-holders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Class R shares.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 2.50%, 3.20%, 3.20% and 2.70% of the daily average net assets for Class A, Class B, Class C and Class R shares, respectively. For the six months ended May 31, 2004, there were no fees waived by the Adviser.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the average daily net assets of the Fund. Through May 31, 2004, such waiver amounted to $428,569. The amount of the fee waiver may increase or decrease as a result of a


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Fund paid $53,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 2004.

The Fund compensates Alliance Global Investor Services, Inc., (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $316,373 for the six months ended May 31, 2004. During the period, AGIS voluntarily agreed to waive a portion of its fees for such services. Such waiver amounted to $34,369.

For the six months ended May 31, 2004, the Fund's expenses were reduced by $23 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $20,427 from the sale of Class A shares and received $1,425, $141,990 and $7,109 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2004.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2004, amounted to $1,233,797, of which $80,182 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the average daily net assets attributable to Class A shares, 1% of the average daily net assets attributable to both Class B and Class C shares and .50 of 1% of the average daily net assets attributable to Class R shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $2,732,285 and $1,087,785 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 19
no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A and Class R shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended May 31, 2004, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding
   U.S. government securities).........  $   468,327,006   $   379,421,189
U.S. government securities.............               -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation...........................   $    41,748,561
Gross unrealized depreciation...........................        (6,387,835)
                                                           ---------------
Net unrealized appreciation.............................   $    35,360,726
                                                           ---------------


1. Financial Futures Contracts
The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse effects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

NOTE E
Securities Lending
The Fund has entered into a securities lending agreement with UBS Warburg LLC (the"Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. For the six months ended May 31, 2004, the Fund had no securities on loan.

NOTE F
Capital Stock
There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Class R shares. Each Class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


              ================================ ================================
                             Shares                        Amount
              ================================ ================================
              Six Months Ended     Year Ended   Six Months Ended     Year Ended
                  May 31, 2004   November 30,       May 31, 2004   November 30,
                   (unaudited)           2003        (unaudited)           2003
              -----------------------------------------------------------------
Class A
Shares sold          5,130,611      9,125,172     $  73,432,478   $ 111,918,729
-------------------------------------------------------------------------------
Shares converted
   from Class B        301,291        128,407         4,377,424       1,554,768
-------------------------------------------------------------------------------
Shares redeemed     (1,885,758)    (3,909,984)      (26,915,925)    (45,610,030)
-------------------------------------------------------------------------------
Net increase         3,546,144      5,343,595     $  50,893,977   $  67,863,467
================================================================================
Class B
Shares sold          3,276,533      6,793,783     $  45,513,498   $  80,861,501
-------------------------------------------------------------------------------
Shares converted
   to Class A         (310,508)      (131,271)       (4,377,424)     (1,554,768)
-------------------------------------------------------------------------------
Shares redeemed     (1,555,264)    (2,918,910)      (21,612,526)    (33,152,522)
-------------------------------------------------------------------------------
Net increase         1,410,761      3,743,602     $  19,523,548   $  46,154,211
================================================================================
Class C
Shares sold          1,504,258      3,029,991     $  20,968,962   $  35,819,659
-------------------------------------------------------------------------------
Shares redeemed       (531,044)    (1,060,339)       (7,377,117)    (11,881,550)
-------------------------------------------------------------------------------
Net increase           973,214      1,969,652     $  13,591,845   $  23,938,109
================================================================================


-------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 21

              ================================ ================================
                             Shares                        Amount
              ================================ ================================
                                  November 3,                       November 3,
                                      2003(a)                           2003(a)
              Six Months Ended             to  Six Months Ended              to
                  May 31, 2004   November 30,       May 31, 2004   November 30,
                   (unaudited)           2003        (unaudited)           2003
              -----------------------------------------------------------------
Class R
Shares sold                596            760     $       8,660   $      10,000
--------------------------------------------------------------------------------
Net increase               596            760     $       8,660   $      10,000
================================================================================

(a) Commencement of distributions.


NOTE G
Risk Involved in Investing in the Fund
In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2004.

NOTE I
Components of Accumulated Earnings (Deficit)
The tax character of distributions to be paid for the year ending November 30, 2004 will be determined at the end of the current fiscal year. As of November 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses....................   $  (27,775,563)(a)
Unrealized appreciation/(depreciation)..................       36,069,626(b)
                                                           --------------
Total accumulated earnings/(deficit)....................   $    8,294,063
                                                           --------------

(a) On November 30, 2003, the Fund had a net capital loss carryforward of $27,775,563 of which $27,775,563 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year, the Fund utilized capital loss carryforwards of $19,262,990.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

NOTE J
Legal Proceedings
As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

     (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

The special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investiga


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 23
tion and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund (the "Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


-------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                     ==============================================================
                                                                Class A
                                     ==============================================================
                                       Six Months                                     December 22,
                                            Ended                                       1999(a) to
                                     May 31, 2004      Year Ended November 30,        November 30,
                                                   --------------------------------
                                      (unaudited)     2003        2002        2001            2000
                                     --------------------------------------------------------------
Net asset value,
   beginning of period.............    $ 13.27      $ 10.85     $ 13.09     $ 11.42        $ 10.00
                                     --------------------------------------------------------------
Income From Investment
Operations
Net investment income (loss)(b)....        .01(c)      (.01)       (.01)       (.07)(c)       (.03)(c)
Net realized and unrealized
   gain (loss) on investment
   transactions....................       1.05         2.43       (2.23)       1.82           1.45
Net increase (decrease) in
   net asset value from
   operations......................       1.06         2.42       (2.24)       1.75           1.42
Less: Distributions
Distributions in excess
   of net realized gain on
   investment transactions.........         -0-          -0-         -0-       (.08)            -0-
Net asset value,
   end of period...................    $ 14.33      $ 13.27      $10.85      $13.09        $ 11.42
Total Return
Total investment return based
   on net asset value(d)...........       7.99%       22.30%     (17.11)%     15.40%         14.20%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted).................   $226,999     $163,169     $75,413     $76,617        $14,583
Ratio to average net assets of:
  Expenses, net of
     waivers/reimbursements........       1.17%(e)     1.51%       1.59%       1.85%          2.50%(e)
  Expenses, before
     waivers/reimbursements........       1.35%(e)     1.51%       1.59%       1.88%          9.25%(e)
  Net investment
     income (loss).................        .20%(c)(e)  (.12)%      (.10)%      (.55)%(c)      (.33)%(c)(e)
Portfolio turnover rate............         79%         159%        218%        299%           249%


See footnote summary on page 28.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 25

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                     ==============================================================
                                                                Class B
                                     ==============================================================
                                       Six Months                                     December 22,
                                            Ended                                       1999(a) to
                                     May 31, 2004      Year Ended November 30,        November 30,
                                                   --------------------------------
                                      (unaudited)     2003        2002        2001            2000
                                       ------------------------------------------------------------
Net asset value,
   beginning of period.............    $ 12.92       $10.64      $12.93      $11.36     $ 10.00
Income From Investment
   Operations
Net investment loss(b).............       (.04)(c)     (.10)       (.10)       (.16)(c)    (.11)(c)
Net realized and unrealized
   gain (loss) on investment
   transactions....................       1.02         2.38       (2.19)       1.81        1.47
Net increase (decrease) in
   net asset value from
   operations......................        .98         2.28       (2.29)       1.65        1.36
Less: Distributions
Distributions in excess
   of net realized gain on
   investment transactions.........         -0-          -0-         -0-       (.08)         -0-
Net asset value,
   end of period...................    $ 13.90       $12.92      $10.64      $12.93     $ 11.36
Total Return
Total investment return based
   on net asset value(d)...........       7.59%       21.43%     (17.71)%     14.60%      13.60%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted).................   $216,591     $183,098    $110,968     $98,204      $2,597
Ratio to average net assets of:
  Expenses, net of
     waivers/reimbursements........       1.90%(e)     2.25%       2.32%       2.55%       3.20%(e)
  Expenses, before
     waivers/reimbursements........       2.08%(e)     2.25%       2.32%       2.60%       8.16%(e)
  Net investment loss..............       (.52)%(c)(e) (.87)%      (.84)%     (1.28)%(c)  (1.08)%(c)(e)
Portfolio turnover rate............         79%         159%        218%        299%        249%


See footnote summary on page 28.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                     ==============================================================
                                                                Class C
                                     ==============================================================
                                       Six Months                                     December 22,
                                            Ended                                       1999(a) to
                                     May 31, 2004      Year Ended November 30,        November 30,
                                                   --------------------------------
                                      (unaudited)     2003        2002        2001            2000
                                       ------------------------------------------------------------
Net asset value,
   beginning of period.............    $ 12.91      $ 10.63     $ 12.92     $ 11.34     $ 10.00
Income From Investment
   Operations
Net investment loss(b).............       (.04)(c)     (.10)       (.10)       (.16)(c)    (.12)(c)
Net realized and unrealized
   gain (loss) on investment
   transactions....................       1.02         2.38       (2.19)       1.82        1.46
Net increase (decrease) in
   net asset value from
   operations......................        .98         2.28       (2.29)       1.66        1.34
Less: Distributions
Distributions in excess
   of net realized gain on
   investment transactions.........         -0-          -0-         -0-       (.08)         -0-
Net asset value,
   end of period...................    $ 13.89       $12.91      $10.63      $12.92     $ 11.34
Total Return
Total investment return based
   on net asset value(d)...........       7.59%       21.45%     (17.72)%     14.71%      13.40%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted).................    $90,285      $71,348     $37,810     $35,790      $2,525
Ratio to average net assets of:
  Expenses, net of
     waivers/reimbursements........       1.88 %(e)    2.22%       2.30%       2.56%       3.20%(e)
  Expenses, before
     waivers/reimbursements........       2.06 %(e)    2.22%       2.30%       2.60%      10.14%(e)
  Net investment loss..............       (.51)%(c)(e) (.84)%      (.82)%     (1.28)%(c)  (1.08)%(c)(e)
Portfolio turnover rate............         79%         159%        218%        299%        249%


See footnote summary on page 28.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 27

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                   =============================
                                                             Class R
                                                   =============================
                                                      Six Months     November 3,
                                                         Ended        2003(f) to
                                                    May 31, 2004    November 30,
                                                       (unaudited)    2003
                                                    ----------------------------
Net asset value, beginning of period................      $13.27     $ 13.16
Income From Investment Operations
Net investment loss.................................          -0-(c)(g)   -0-(g)
Net realized and unrealized gain on
   investment transactions..........................        1.05         .11
Net increase in net asset value from operations.....        1.05         .11
Net asset value, end of period......................      $14.32     $ 13.27
Total Return
Total investment return based on net asset
   value(d).........................................        7.91%        .84%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)...........         $19         $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(e)........        1.38%       1.83%
  Expenses, before waivers/reimbursements(e)........        1.56%       1.83%
  Net investment loss(e)............................         .00%(c)    (.26)%
Portfolio turnover rate.............................          79%        159%


(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Net of fees waived and expenses reimbursed by the Adviser and the Transfer Agent.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent defered sales charge is not reflected in the calculation of the total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.
(e) Annualized.
(f) Commencement of distributions.
(g) Amount is less than $0.01.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS


Frank V. Caruso,(2) Senior Vice President
Paul C. Rissman,(2) Senior Vice President
Thomas J. Bardong, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1) Member of the Audit Committee.
(2) Messrs. Rissman and Caruso are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 29

MANAGEMENT OF THE FUND




Board of Directors Information
The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                           PORTFOLIOS
                                                                             IN FUND            OTHER
  NAME, ADDRESS,                               PRINCIPAL                     COMPLEX        DIRECTORSHIPS
 AGE OF DIRECTOR,                            OCCUPATION(S)                 OVERSEEN BY         HELD BY
(YEARS OF SERVICE*)                       DURING PAST 5 YEARS                DIRECTOR          DIRECTOR
---------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS
William H. Foulk, Jr.,              Investment adviser and an                    113             None
#+ 71,                              independent Consultant. He
Suite 100,                          was formerly Senior Manager
2 Sound View Drive,                 of Barrett Associates, Inc., a
Greenwich, CT 06830                 registered investment adviser,
(4)                                 with which he had been
Chairman of the Board               associated since prior to 1999.
                                    He was formerly Deputy Comptroller
                                    and Chief Investment Officer of
                                    the State of New York and, prior
                                    thereto, Chief Investment Officer
                                    of the New York Bank for Savings.

Ruth Block,#+ 73,                   Formerly Executive Vice President             94             None
500 S.E. Mizner Blvd,               and Chief Insurance Officer of
Boca Raton, FL 33432                The Equitable Life Assurance
(4)                                 Society of the United States;
                                    Chairman and Chief Executive
                                    Officer of Evlico; Director
                                    of Avon, BP (oil and gas),
                                    Ecolab Incorporated (specialty
                                    chemicals), Tandem Financial
                                    Group and Donaldson, Lufkin &
                                    Jenrette Securities Corporation;
                                    former Governor at Large,
                                    National Association of Securities
                                    Dealers, Inc.

David H. Dievler,#+ 74,             Independent consultant. Until                  98            None
P.O. Box 167,                       December 1994 he was Senior
Spring Lake, NJ 07762               Vice President of Alliance Capital
(4)                                 Management Corporation ("ACMC")
                                    responsible for mutual fund
                                    administration. Prior to joining
                                    ACMC in 1984, he was Chief Financial
                                    Officer of Eberstadt Asset Management
                                    since 1968. Prior to that, he was a
                                    Senior Manager at Price Waterhouse
                                    & Co. Member of American Institute of
                                    Certified Public Accountants since 1953.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

                                                                           PORTFOLIOS
                                                                             IN FUND            OTHER
  NAME, ADDRESS,                               PRINCIPAL                     COMPLEX        DIRECTORSHIPS
 AGE OF DIRECTOR,                            OCCUPATION(S)                 OVERSEEN BY         HELD BY
(YEARS OF SERVICE*)                       DURING PAST 5 YEARS                DIRECTOR          DIRECTOR
---------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS  (continued)

John H. Dobkin,#+ 62,               Consultant. Formerly President                96              None
P.O. Box 12,                        of Save Venice, Inc. (preservation
Annandale, NY 12504                 organization) from 2001-2002;
(4)                                 Senior Advisor from June 1999 -
                                    June 2000 and President of Historic
                                    Hudson Valley (historic preservation)
                                    from December 1989 - May 1999.
                                    Previously, Director of the National
                                    Academy of Design and during 1988-1992,
                                    Director and Chairman of the Audit
                                    Committee of ACMC.

Clifford L. Michel,#+ 64,           Senior Counsel to the law firm of             96           Placer Dome,
15 St. Bernard's Road,              Cahill Gordon & Reindel since                                  Inc.
Gladstone, NJ 07934                 February 2001 and a partner of
(4)                                 that firm for more than twenty-five
                                    years prior thereto. He is President
                                    and Chief Executive Officer of Wenonah
                                    Development Company (investments) and
                                    a Director of Placer Dome, Inc. (mining).

Donald J. Robinson,#+               Senior Counsel to the law firm                95               None
69,                                 of Orrick, Herrington & Sutcliffe
98 Hell's Peak Road,                LLP since prior to 1999. Formerly
Weston, VT 05161                    a senior partner and a member
(4)                                 of the Executive Committee of
                                    that firm. He was also a member and
                                    Chairman of the Municipal Securities
                                    Rulemaking Board and a Trustee of the
                                    Museum of the City of New York.


INTERESTED DIRECTOR
Marc O. Mayer,** 46,                Executive Vice President of                   66               None
1345 Avenue of the                  ACMC, the  general partner of
Americas                            general partner of Alliance,
New York, NY 10105                  since 2001; prior thereto, Chief
(Elected on November                Executive Officer of Sanford C.
18, 2003)                           Bernstein & Co., LLC ("SCB & Co.")
                                    and its predecessor since prior
                                    to 1999.


*  There is no stated term of office for the Fund's Directors.
** Mr. Mayer is an "interested person," as defined in the 1940 Act, due to his position as an Executive Vice President of ACMC.

#  Member of the Audit Committee.

+  Member of the Nominating Committee.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 31


Officer Information
Certain information concerning the Fund's Officers is listed below.

      NAME,                      POSITION(S)                   PRINCIPAL OCCUPATION
 ADDRESS* AND AGE              HELD WITH FUND                  DURING PAST 5 YEARS**
-------------------------------------------------------------------------------------------

Frank V. Caruso, 47        Senior Vice President         Senior Vice President of ACMC
                                                         with which he has been associated
                                                         since prior to 1999.

Paul C. Rissman, 47        Senior Vice President         Executive Vice President of ACMC,**
                                                         with which he has been associated
                                                         since prior to 1999.

Thomas J. Bardong, 59      Vice President                Senior Vice President of ACMC,**
                                                         with which he has been associated
                                                         since prior to 1999.

Mark R. Manley, 41         Secretary                     Senior Vice President and Chief
                                                         Compliance Officer of ACMC,** with
                                                         which he has been associated since
                                                         prior to 1999.

Mark D. Gersten, 53        Treasurer and Chief           Senior Vice President of Alliance
                           Financial Officer             Global Investor Services, Inc.
                                                         ("AGIS"),** and Vice President of
                                                         AllianceBernstein Investment Research
                                                         and Management, Inc. ("ABIRM") with
                                                         which he has been associated since
                                                         prior to 1999.

Vincent S. Noto, 39         Controller                   Vice President of AGIS,** with which
                                                         he has been associated since prior to 1999.


* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.
**  ACMC, ABIRM, and AGIS are affiliates of the Fund.

    The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Trustees and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND

ALLIANCEBERNSTEIN FAMILY OF FUNDS


================================================================================
  Wealth Strategies Funds
--------------------------------------------------------------------------------
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

================================================================================
  Blended Style Funds
--------------------------------------------------------------------------------
  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

================================================================================
  Growth Funds
--------------------------------------------------------------------------------
  Domestic

  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund
  Technology Fund

  Global & International

  All-Asia Investment Fund
  Global Research Growth Fund
  Global Small Cap Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

  Select Investor Series

  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

================================================================================
  Value Funds
--------------------------------------------------------------------------------
  Domestic

  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund
  Utility Income Fund
  Value Fund

  Global & International

  Global Value Fund
  International Value Fund

================================================================================
  Taxable Bond Funds
--------------------------------------------------------------------------------
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

================================================================================
  Municipal Bond Funds
--------------------------------------------------------------------------------
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

================================================================================
  Intermediate Municipal Bond Funds
--------------------------------------------------------------------------------
  Intermediate California
  Intermediate Diversified
  Intermediate New York

================================================================================
  Closed-End Funds
--------------------------------------------------------------------------------
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II

--------------------------------------------------------------------------------

We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.


For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*   Formerly Growth Investors Fund.
**  Formerly Conservative Investors Fund.
+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND o 33

ALLIANCEBERNSTEIN DISCIPLINED VALUE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein(SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

ACBVIDVFSR0504

ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     EXHIBIT NO.         DESCRIPTION OF EXHIBIT
     -----------         ----------------------
     11 (b) (1)          Certification of Principal Executive Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

     11 (b) (2)          Certification of Principal Financial Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

     11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Disciplined Value Fund, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  July 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  July 30, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  July 30, 2004